Investment Securities (Reconciliation of Credit Related Impairment Charges ) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of credit-related impairment charges on investments recognized in earnings
Impairment charges on available for sale securities		$ 354,000	$ 954,000
Impairment charges on available-for-sale investment securities, after tax		230,100	6,201,000
Available-for-sale investments
Reconciliation of credit-related impairment charges on investments recognized in earnings
Balance at the beginning	$ 13,931,000	13,577,000	12,623,000
Sale of other-than-temporarily impaired available-for-sale securities during period	$ (13,931,000)
Impairment charges recognized during period		(354,000)	(954,000)
Balance at the end		$ 13,931,000	$ 13,577,000